FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Total loans, financing and debentures	R$ 75,620,574	R$ 59,460,369
Derivative financial instruments - debt protection	(974,381)	657,514
Marketable securities	(9,385,179)	(6,352,895)
Cash and Cash Equivalents	(26,572,522)	(13,046,371)	R$ (10,739,126)		R$ (192,659)
Net debt	38,688,492	40,718,617
Total Shareholders' Equity	121,999,776	112,464,644	R$ 111,028,636	R$ 76,416,764
Total Capital	R$ 160,688,268	R$ 153,183,261
Financial Leverage index	24.00%	27.00%